Acquisitions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental cash flow information regarding acquisitions
Net cash paid for acquisitions	$ 46,138,000	$ 44,365,000	$ 57,941,000
Pest control and termite and lawn care acquisitions, along with several Merry Maids franchise acquisitions and the purchase of a distributor license agreement at ServiceMaster Clean
Acquisitions
Goodwill related to acquisitions	41,000,000	39,500,000	50,200,000
Other intangibles related to acquisitions	16,800,000	16,200,000	17,600,000
Supplemental cash flow information regarding acquisitions
Purchase price (including liabilities assumed)	61,792,000	58,844,000	73,142,000
Less liabilities assumed	(4,499,000)	(1,700,000)	(2,243,000)
Net purchase price	57,293,000	57,144,000	70,899,000
Net cash paid for acquisitions	46,138,000	44,365,000	57,941,000
Seller financed debt	$ 11,155,000	$ 12,779,000	$ 12,958,000